Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Schedule of other payables
	As of December 31
	2020	2019
	USD thousands
Contract liabilities, see Note 14	-	961
Due to related parties - payroll related	541	587
Accrued expenses	880	255
Government authorities	43	36
Payroll related	229	267
	1,693	2,106